UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON, D.C. 20549


			     FORM 13F



FORM 13F COVER PAGE
-------------------


Report for the Calendar Year or Quarter Ended: 06/30/1999


Check here if Amendment [X]; Amendment Number: 01
This Amendment (Check only one.):	[X] is a restatement.
					[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:		KBW ASSET MANAGEMENT, INC.
Address:	Two Hudson Place, 4th Floor
		Hoboken, NJ 07030


13F File Number:	28-04847


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this report on behalf of Reporting Manager:

Name:	Michael T. OBrien
Title:	President
Phone:	202-386-2946
Signature, Place, and Date of Signing:

	/s/  Michael T. OBrien


-----------------------------------------------
Hoboken, New Jersey
JANUARY 29, 2003


Restatement filed in order to consolidate positions, remove short positions, and remove cash equivalents.
Official List Volume 2003, Number 3 used as reference to remove cash equivalent position.



Report Type (Check only one. ):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
---------------------


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		41

Form 13F Information Table Value Total:		56,481 (thousands)


List of Other Included Managers: NONE

                                                                 FORM 13F INFORMATION TABLE

  COLUMN 1                       COLUMN 2    COLUMN 3   COLUMN 4 COLUMN 5           COLUMN 6 COLUMN 7      COLUMN 8
 -----------------------      -------------- --------- ---------- ------------------ -------- ------------- -----------------------
                                 TITLE                  VALUE    SHARES/  SH/ PUT/  INVSTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS     CUSIP   (x$1000)   PRN AMT  PRN CALL  DSCRETN  MNGRS  [SOLE] [SHARED[NONE]
 ----------------------------------------------------------------------------------------------------------------------------------
AMCORE FINANCIAL INC               COM       23912108     761     33,000  SH          SOLE           33,000
BANK OF NEW YORK CO INC            COM       64057102   2,913     79,400  SH          SOLE           79,400
BANK ONE CORP                      COM      06423A103   2,572     43,180  SH          SOLE           43,180
CAPITAL ONE FINANCIAL CORP         COM      14040H105   2,054     36,900  SH          SOLE           36,900
CCB FINANCIAL CORP                 COM      124875105      89      1,700  SH          SOLE            1,700
CENTURA BANKS INC                  COM      15640T100   2,644     46,900  SH          SOLE           46,900
CHITTENDEN CORP                    COM      170228100     341     10,914  SH          SOLE           10,914
CITY NATIONAL CORP                 COM      178566105     759     20,300  SH          SOLE           20,300
COLONIAL BANCGROUP INC             COM      195493309     577     41,400  SH          SOLE           41,400
COMERICA INC                       COM      200340107   2,151     36,200  SH          SOLE           36,200
COMMERCIAL FEDERAL CORP            COM      201647104   1,571     67,800  SH          SOLE           67,800
COMPASS BANCSHARES INC             COM      20449H109   1,178     43,200  SH          SOLE           43,200
CULLEN FROST BANKERS INC           COM      229899109   1,235     44,800  SH          SOLE           44,800
FIRST AMERICAN CORP-TENN           COM      318900107   2,336     56,200  SH          SOLE           56,200
FIRST MIDWEST BANCORP INC-DEL      COM      320867104   1,750     44,000  SH          SOLE           44,000
FIRST SECURITY CORP-DEL            COM      336294103   2,340     85,900  SH          SOLE           85,900
INDEPENDENT BANK CORP-MASS         COM      453836108      16      1,000  SH          SOLE            1,000
INVESTORS FINANCIAL SERVICES       COM      461915100   1,670     41,750  SH          SOLE           41,750
KEYCORP NEW                        COM      493267108   2,891     90,000  SH          SOLE           90,000
M & T BANK CORP COM                COM      55261F104   1,947      3,540  SH          SOLE            3,540
MBNA CORP                          COM      55262L100     475     15,500  SH          SOLE           15,500
MECH FINANCIAL INC                 COM      583492103     825     22,000  SH          SOLE           22,000
MELLON BANK CORP                   COM      585509102   4,823    132,600  SH          SOLE          132,600
NATIONAL COMMERCE BANCORPORAT      COM      635449101   1,094     50,000  SH          SOLE           50,000
PEOPLES HERITAGE FINL GROUP        COM      711147108   1,590     84,500  SH          SOLE           84,500
PROVIDIAN CORP                     COM      74406A102     336      3,600  SH          SOLE            3,600
PROVIDIAN FI                       COM      74407KOAJ     447      6,400  SH  CALL    SOLE
RELIANCE BANCORP INC               COM      759451107     635     23,000  SH          SOLE           23,000
SEACOAST FINANCIAL SERVICES        COM       8117Q106     330     29,000  SH          SOLE           29,000
SOVEREIGN BANCORP                  COM      845905108     727     60,000  SH          SOLE           60,000
ST. PAUL BANCORP INC               COM      792848103   2,793    109,518  SH          SOLE          109,518
STERLING BANCHARES INC             COM      858907108     794     59,300  SH          SOLE           59,300
SUMMIT BANCORP                     COM      866005101   1,610     38,500  SH          SOLE           38,500
SUNTRUST BANKS INC                 COM      867914103      97      1,400  SH          SOLE            1,400
SUNTRUST BK                        COM      8679601AH     222      7,000  SH  CALL    SOLE
SUPERIOR FINL CORP DEL             COM      868161100     655     64,000  SH          SOLE           64,000
U S BANCORP-DEL                    COM      902973106   1,465     43,900  SH          SOLE           43,900
U S TRUST CORP NEW                 COM      91288L105   2,470     26,700  SH          SOLE           26,700
UCBH HOLDINGS INC                  COM      90262T308     314     17,500  SH          SOLE           17,500
UNION PLANTERS CORP                COM      908068109     766     17,150  SH          SOLE           17,150
WESTERN BANCORP                    COM      957683105   2,218     51,000  SH          SOLE           51,000
